Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,065,132	$ 7,204,267
Investments carried under the equity method	221,558	230,307
Other current financial assets	190,543	183,897
Cash and cash equivalents (project companies)	355,529	448,301	$ 486,844			$ 600,990
Assets held for sale	0	28,642
Total assets	8,536,255	8,714,333
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,163,924	4,319,260
Grants and other liabilities	1,161,840	1,233,808
Long-term and short-term corporate debt	1,192,107	1,084,838		$ 7,500	€ 7
Other non-current liabilities	44,763	44,489
Total liabilities	7,038,683	7,125,524
Equity	1,497,572	1,588,809	$ 1,707,761			$ 1,789,047
Total liabilities and equity	8,536,255	8,714,333
North America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,047,576	3,063,019
Investments carried under the equity method	165,479	177,260
Other current financial assets	117,646	110,016
Cash and cash equivalents (project companies)	122,934	137,480
Assets held for sale		28,642
Total assets	3,453,635	3,516,417
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,599,378	1,629,278
Grants and other liabilities	919,387	945,888
Total liabilities	2,518,765	2,575,166
South America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	1,162,965	1,184,599
Investments carried under the equity method	9,134	9,178
Other current financial assets	31,168	30,803
Cash and cash equivalents (project companies)	101,022	121,945
Assets held for sale		0
Total assets	1,304,289	1,346,525
Liabilities allocated [Abstract]
Long-term and short-term project debt	792,420	808,481
Grants and other liabilities	35,515	36,307
Total liabilities	827,935	844,788
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	2,854,591	2,956,649
Investments carried under the equity method	46,945	43,869
Other current financial assets	45,413	48,067
Cash and cash equivalents (project companies)	111,045	155,551
Assets held for sale		0
Total assets	3,057,994	3,204,136
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,772,126	1,881,501
Grants and other liabilities	206,938	251,613
Total liabilities	1,979,064	2,133,114
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,065,132	7,204,267
Investments carried under the equity method	221,558	230,307
Other current financial assets	194,227	188,886
Cash and cash equivalents (project companies)	335,001	414,976
Assets held for sale		28,642
Total assets	7,815,918	8,067,078
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,163,924	4,319,260
Grants and other liabilities	1,161,840	1,233,808
Total liabilities	5,325,764	5,553,068
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	329,483	297,577
Other current assets (including cash and cash equivalents at holding company level)	390,854	349,678
Total assets	720,337	647,255
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,192,107	1,084,838
Other non-current liabilities	304,722	301,245
Other current liabilities	216,090	186,373
Total liabilities	1,712,919	1,572,456
Equity	1,497,572	1,588,809
Total liabilities and equity	$ 3,210,491	$ 3,161,265